Property And Equipment	12 Months Ended
Jun. 30, 2013
Property Plant And Equipment [Abstract]
Property And Equipment

NOTE 9. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	June 30,
(in millions)	2013	2012
Land, Buildings and Improvements	$190	$175
Machinery and Equipment	858	804
Furniture and Fixtures	23	21

	1,071	1,000
Accumulated Depreciation	(662)	(569)

Property and Equipment, Net	$409	$431

Depreciation expense was $109 million, $109 million and $106 million for fiscal year 2013, 2012 and 2011, respectively. We expense repairs and maintenance expenditures as incurred.